Schedule of Investments

Virtus AllianzGI Convertible & Income Fund

May 31, 2021 (unaudited)

	Principal Amount (000s)	Value

CONVERTIBLE BONDS & NOTES—48.6%

Airlines—1.4%
JetBlue Airways Corp.,
0.50%, 4/1/26 (a)(c)	$5,235	$5,703,532
Southwest Airlines Co.,
1.25%, 5/1/25	4,140	7,048,350

		12,751,882

Apparel & Textiles—0.9%
Iconix Brand Group, Inc.,
5.75%, 8/15/23 (k)	14,740	7,860,945

Auto Manufacturers—2.7%
Ford Motor Co.,
zero coupon, 3/15/26 (a)(c)	8,390	9,224,995
NIO, Inc. (a)(c),
zero coupon, 2/1/26	2,010	1,740,660
0.50%, 2/1/27	3,355	2,823,233
Tesla, Inc.,
2.00%, 5/15/24	1,060	10,653,000

		24,441,888

Banks—1.4%
BofA Finance LLC,
0.125%, 9/1/22	5,970	7,008,780
JPMorgan Chase Bank N.A.,
0.125%, 1/1/23 (a)(c)(m)	5,220	5,702,850

		12,711,630

Biotechnology—1.2%
Bridgebio Pharma, Inc.,
2.25%, 2/1/29 (a)(c)	3,125	2,909,879
Exact Sciences Corp.,
0.375%, 3/1/28	5,125	5,893,750
Halozyme Therapeutics, Inc.,
0.25%, 3/1/27 (a)(c)	2,435	2,170,194

		10,973,823

Building Materials—1.1%
Patrick Industries, Inc.,
1.00%, 2/1/23	8,820	10,357,987

Commercial Services—2.2%
Alarm.com Holdings, Inc.,
zero coupon, 1/15/26 (a)(c)	3,150	2,866,500
Chegg, Inc.,
zero coupon, 9/1/26 (a)(c)	4,915	4,951,862
Shift4 Payments, Inc.,
zero coupon, 12/15/25 (a)(c)	2,615	3,530,381
Square, Inc.,
zero coupon, 5/1/26 (a)(c)	8,400	9,140,250

		20,488,993

Computers—1.0%
Lumentum Holdings, Inc.,
0.50%, 12/15/26	2,175	2,335,405
Vocera Communications, Inc.,
0.50%, 9/15/26 (a)(c)	3,415	3,015,872
Zscaler, Inc.,
0.125%, 7/1/25 (a)(c)	2,930	4,229,455

		9,580,732

Diversified Financial Services—0.7%
Coinbase Global, Inc.,
0.50%, 6/1/26 (a)(c)	3,630	3,664,485
LendingTree, Inc.,
0.50%, 7/15/25 (a)(c)	3,290	2,903,425

		6,567,910

Electronics—0.9%
II-VI, Inc.,
0.25%, 9/1/22	3,630	5,417,775
Itron, Inc.,
zero coupon, 3/15/26 (a)(c)	2,400	2,424,627

		7,842,402

	Principal Amount (000s)	Value

Energy-Alternate Sources—0.7%
Enphase Energy, Inc. (a)(c)
zero coupon, 3/1/26	$2,665	$2,427,815
zero coupon, 3/1/28	3,785	3,277,916
Sunrun, Inc.,
zero coupon, 2/1/26 (a)(c)	700	570,920

		6,276,651

Entertainment—1.4%
DraftKings, Inc.,
zero coupon, 3/15/28 (a)(c)	6,165	5,610,150
Vail Resorts, Inc.,
zero coupon, 1/1/26 (a)(c)	6,875	7,313,281

		12,923,431

Equity Real Estate Investment Trusts (REITs)—0.9%
Pebblebrook Hotel Trust,
1.75%, 12/15/26	3,620	3,982,000
Two Harbors Investment Corp.,
6.25%, 1/15/22	3,975	4,034,625

		8,016,625

Healthcare-Products—0.8%
Insulet Corp.,
0.375%, 9/1/26	3,265	4,381,222
NanoString Technologies, Inc.,
2.625%, 3/1/25	2,275	3,200,697

		7,581,919

Healthcare-Services—1.4%
Oak Street Health, Inc.,
zero coupon, 3/15/26 (a)(c)	5,840	6,011,550
Teladoc Health, Inc.,
1.25%, 6/1/27 (a)(c)	6,315	6,654,431

		12,665,981

Internet—11.4%
21Vianet Group, Inc.,
zero coupon, 2/1/26 (a)(c)	3,075	2,606,063
Airbnb, Inc.,
zero coupon, 3/15/26 (a)(c)	7,940	7,400,080
Booking Holdings, Inc.,
0.75%, 5/1/25 (m)	3,120	4,587,960
Etsy, Inc.,
0.125%, 9/1/27 (a)(c)	2,595	3,005,010
Expedia Group, Inc.,
zero coupon, 2/15/26 (a)(c)(m)	5,005	5,518,012
fuboTV, Inc.,
3.25%, 2/15/26 (a)(c)	7,405	6,507,144
Magnite, Inc.,
0.25%, 3/15/26 (a)(c)	4,905	4,175,626
Match Group Financeco 2, Inc.,
0.875%, 6/15/26 (a)(c)	2,155	3,714,681
Match Group Financeco 3, Inc.,
2.00%, 1/15/30 (a)(c)	1,710	3,145,331
Okta, Inc.,
0.375%, 6/15/26 (a)(c)	3,300	3,867,188
Palo Alto Networks, Inc.,
0.375%, 6/1/25 (a)(c)	2,850	3,823,275
Pinduoduo, Inc.,
zero coupon, 12/1/25	3,115	3,166,398
RealReal, Inc.,
1.00%, 3/1/28 (a)(c)	6,395	5,539,988
Snap, Inc.,
zero coupon, 5/1/27 (a)(c)	7,455	7,669,331
0.75%, 8/1/26	570	1,575,694
Spotify USA, Inc.,
zero coupon, 3/15/26 (a)(c)	4,570	4,172,410
Twitter, Inc.,
zero coupon, 3/15/26 (a)(c)	7,985	7,336,219
0.25%, 6/15/24	2,095	2,622,731
Uber Technologies, Inc.,
zero coupon, 12/15/25 (a)(c)	6,590	6,705,325

Schedule of Investments

Virtus AllianzGI Convertible & Income Fund

May 31, 2021 (unaudited) (continued)

	Principal Amount (000s)	Value

Wayfair, Inc.,
0.625%, 10/1/25 (a)(c)	$6,925	$7,292,891
Zendesk, Inc.,
0.625%, 6/15/25 (a)(c)	3,615	5,072,206
Zillow Group, Inc.,
1.50%, 7/1/23	3,435	5,184,789

		104,688,352

Iron/Steel—0.5%
Cleveland-Cliffs, Inc.,
1.50%, 1/15/25	1,735	4,524,404

Leisure—2.0%
NCL Corp., Ltd.,
5.375%, 8/1/25 (a)(c)	3,550	6,851,500
Peloton Interactive, Inc.,
zero coupon, 2/15/26 (a)(c)	3,460	3,304,300
Royal Caribbean Cruises Ltd. (a)(c),
2.875%, 11/15/23	4,080	5,403,960
4.25%, 6/15/23	1,710	2,493,180

		18,052,940

Leisure Time—0.2%
NCL Corp., Ltd.,
6.00%, 5/15/24 (a)	920	2,301,380

Machinery-Diversified—0.5%
Chart Industries, Inc.,
1.00%, 11/15/24 (a)(c)	1,700	4,314,812

Media—1.3%
DISH Network Corp.,
zero coupon, 12/15/25 (a)(c)	3,890	4,668,000
3.375%, 8/15/26	2,810	2,899,920
Liberty Media Corp.,
1.375%, 10/15/23	3,765	4,777,581

		12,345,501

Oil, Gas & Consumable Fuels—2.1%
EQT Corp.,
1.75%, 5/1/26	7,180	11,407,584
Pioneer Natural Resources Co.,
0.25%, 5/15/25	5,080	7,711,440

		19,119,024

Pharmaceuticals—1.1%
Dexcom, Inc.,
0.25%, 11/15/25	3,490	3,422,381
Jazz Investments I Ltd.,
2.00%, 6/15/26 (a)(c)	5,130	6,867,788

		10,290,169

Pipelines—2.2%
Cheniere Energy, Inc.,
4.25%, 3/15/45	24,750	20,564,449

Retail—1.2%
Burlington Stores, Inc.,
2.25%, 4/15/25	3,820	6,092,900
Dick’s Sporting Goods, Inc.,
3.25%, 4/15/25	1,665	4,786,875

		10,879,775

Semiconductors—1.1%
Cree, Inc.,
1.75%, 5/1/26	755	1,664,775
MACOM Technology Solutions Holdings, Inc.,
0.25%, 3/15/26 (a)(c)	1,395	1,415,925
ON Semiconductor Corp.,
zero coupon, 5/1/27 (a)(c)	3,020	3,163,450
Synaptics, Inc.,
0.50%, 6/15/22	2,185	3,763,662

		10,007,812

	Principal Amount (000s)	Value

Software—5.4%
Akamai Technologies, Inc.,
0.125%, 5/1/25	$2,850	$3,692,175
Bentley Systems, Inc.,
0.125%, 1/15/26 (a)(c)	3,870	4,349,880
Bill.com Holdings, Inc.,
zero coupon, 12/1/25 (a)(c)	4,035	4,794,084
Cloudflare, Inc.,
0.75%, 5/15/25 (a)(c)	410	923,781
Coupa Software, Inc.,
0.125%, 6/15/25	880	1,412,840
0.375%, 6/15/26 (a)(c)	3,410	3,710,506
Datadog, Inc.,
0.125%, 6/15/25 (a)(c)	2,680	3,289,700
DocuSign, Inc.,
zero coupon, 1/15/24 (a)(c)	3,910	3,780,970
Fastly, Inc.,
zero coupon, 3/15/26 (a)(c)	3,710	3,211,005
HubSpot, Inc.,
0.375%, 6/1/25 (a)(c)	515	961,763
i3 Verticals LLC,
1.00%, 2/15/25	2,435	2,505,006
MicroStrategy, Inc.,
zero coupon, 2/15/27 (a)(c)	3,665	2,647,963
RingCentral, Inc.,
zero coupon, 3/1/25	5,385	5,637,422
Splunk, Inc.,
1.125%, 6/15/27 (a)(c)	6,015	5,518,762
Workday, Inc.,
0.25%, 10/1/22	1,055	1,680,088
Zynga, Inc.,
zero coupon, 12/15/26 (a)(c)	1,585	1,707,838

		49,823,783

Telecommunications—0.9%
Infinera Corp.,
2.125%, 9/1/24	2,070	2,456,728
Nice Ltd.,
zero coupon, 9/15/25 (a)(c)	1,710	1,729,449
Viavi Solutions, Inc.,
1.00%, 3/1/24	2,850	4,013,156

		8,199,333

Total Convertible Bonds & Notes (Cost—$408,099,723)		446,154,533

CORPORATE BONDS & NOTES—29.8%

Advertising—0.3%
Clear Channel Outdoor Holdings, Inc. (a)(c),
7.50%, 6/1/29	745	743,063
7.75%, 4/15/28	760	778,582
National CineMedia LLC,
5.875%, 4/15/28 (a)(c)	915	872,681

		2,394,326

Aerospace & Defense—0.6%
TransDigm, Inc.,
5.50%, 11/15/27	2,240	2,335,200
6.375%, 6/15/26	1,400	1,449,070
Triumph Group, Inc. (a)(c),
6.25%, 9/15/24 (m)	825	839,561
8.875%, 6/1/24	701	777,234

		5,401,065

Airlines—0.9%
American Airlines, Inc. (a)(c),
5.75%, 4/20/29	1,515	1,625,186
11.75%, 7/15/25	1,955	2,455,343
Delta Air Lines, Inc.,
7.375%, 1/15/26	3,595	4,232,943

		8,313,472

Schedule of Investments

Virtus AllianzGI Convertible & Income Fund

May 31, 2021 (unaudited) (continued)

	Principal Amount (000s)	Value

Auto Components—1.3%
American Axle & Manufacturing, Inc.,
6.50%, 4/1/27 (m)	$3,540	$3,753,842
Clarios Global L.P.,
8.50%, 5/15/27 (a)(c)	3,010	3,273,375
Goodyear Tire & Rubber Co.,
5.25%, 4/30/31	1,465	1,494,227
5.25%, 7/15/31 (a)(c)	1,495	1,526,993
Tenneco, Inc.,
7.875%, 1/15/29 (a)(c)	1,715	1,918,502

		11,966,939

Auto Manufacturers—1.4%
Ford Motor Co. (h),
9.00%, 4/22/25	2,545	3,109,405
9.625%, 4/22/30	2,205	3,070,066
Ford Motor Credit Co. LLC (h),
4.00%, 11/13/30	745	759,855
5.125%, 6/16/25	735	804,366
Navistar International Corp.,
6.625%, 11/1/25 (a)(c)	1,845	1,907,914
Tesla, Inc.,
5.30%, 8/15/25 (a)(c)	3,200	3,316,576

		12,968,182

Beverages—0.2%
Triton Water Holdings, Inc.,
6.25%, 4/1/29 (a)(c)	1,490	1,494,023

Building Materials—0.4%
Griffon Corp.,
5.75%, 3/1/28	1,165	1,229,075
Koppers, Inc.,
6.00%, 2/15/25 (a)(c)	2,095	2,146,118

		3,375,193

Chemicals—0.2%
Tronox, Inc.,
4.625%, 3/15/29 (a)(c)	1,485	1,521,086

Commercial Services—1.2%
Avis Budget Car Rental LLC,
5.75%, 7/15/27 (a)(c)(m)	2,255	2,376,206
Deluxe Corp.,
8.00%, 6/1/29 (a)(c)	1,430	1,487,915
Herc Holdings, Inc.,
5.50%, 7/15/27 (a)(c)	2,170	2,286,638
Laureate Education, Inc.,
8.25%, 5/1/25 (a)(c)	234	243,641
NESCO Holdings II, Inc.,
5.50%, 4/15/29 (a)(c)	2,225	2,294,531
United Rentals North America, Inc.,
5.25%, 1/15/30	2,395	2,613,699

		11,302,630

Computers—0.2%
Dell International LLC,
7.125%, 6/15/24 (a)(c)(h)	1,405	1,433,100

Containers & Packaging—0.6%
Berry Global, Inc.,
5.625%, 7/15/27 (a)(c)	2,195	2,328,039
Owens-Brockway Glass Container, Inc.,
6.625%, 5/13/27 (a)(c)	3,020	3,280,475

		5,608,514

Distribution/Wholesale—0.3%
Performance Food Group, Inc.,
5.50%, 10/15/27 (a)(c)	2,875	2,999,142

Diversified Financial Services—1.4%
Nationstar Mortgage Holdings, Inc.,
5.50%, 8/15/28 (a)(c)	1,400	1,386,000

	Principal Amount (000s)	Value

Navient Corp.,
5.00%, 3/15/27	$1,585	$1,612,738
6.75%, 6/15/26	2,365	2,604,456
OneMain Finance Corp. (h),
6.625%, 1/15/28	1,810	2,053,988
8.25%, 10/1/23	4,935	5,576,550

		13,233,732

Electrical Equipment—0.2%
WESCO Distribution, Inc.,
7.25%, 6/15/28 (a)(c)	1,810	2,006,837

Entertainment—1.7%
AMC Entertainment Holdings, Inc.,
6.125%, 5/15/27	4,990	3,580,325
Caesars Entertainment, Inc.,
6.25%, 7/1/25 (a)(c)	2,065	2,176,345
International Game Technology PLC,
6.25%, 1/15/27 (a)(c)	2,890	3,274,861
Lions Gate Capital Holdings LLC,
5.50%, 4/15/29 (a)(c)	2,010	2,081,837
Scientific Games International, Inc.,
8.25%, 3/15/26 (a)(c)	2,080	2,235,709
Stars Group Holdings BV,
7.00%, 7/15/26 (a)(c)	1,865	1,940,085

		15,289,162

Equity Real Estate Investment Trusts (REITs)—0.3%
Park Intermediate Holdings LLC,
4.875%, 5/15/29 (a)(c)	1,450	1,501,330
Service Properties Trust,
4.35%, 10/1/24	595	584,436
4.50%, 3/15/25 (h)	880	855,800

		2,941,566

Food & Beverage—0.6%
Albertsons Cos., Inc.,
7.50%, 3/15/26 (a)(c)	495	545,535
Kraft Heinz Foods Co.,
6.50%, 2/9/40	2,255	3,004,809
U.S. Foods, Inc.,
6.25%, 4/15/25 (a)(c)	1,690	1,790,623

		5,340,967

Healthcare-Services—0.8%
Centene Corp.,
5.375%, 6/1/26 (a)(c)	1,460	1,520,882
Select Medical Corp.,
6.25%, 8/15/26 (a)(c)	1,640	1,729,183
Tenet Healthcare Corp.,
6.25%, 2/1/27 (a)(c)	3,590	3,742,575

		6,992,640

Home Builders—0.1%
Picasso Finance Sub, Inc.,
6.125%, 6/15/25 (a)(c)	1,332	1,405,260

Internet—0.7%
Go Daddy Operating Co. LLC,
5.25%, 12/1/27 (a)(c)(h)	2,220	2,319,900
Netflix, Inc.,
5.375%, 11/15/29 (a)(c)(h)	1,730	2,045,656
Uber Technologies, Inc. (a)(c),
7.50%, 9/15/27	925	1,012,875
8.00%, 11/1/26	1,125	1,214,764

		6,593,195

Investment Companies—0.2%
Compass Group Diversified Holdings LLC,
5.25%, 4/15/29 (a)(c)	2,140	2,208,052

Iron/Steel—0.4%
Cleveland-Cliffs, Inc.,
5.875%, 6/1/27	2,195	2,299,218
United States Steel Corp.,
6.875%, 8/15/25	1,745	1,786,444

		4,085,662

Schedule of Investments

Virtus AllianzGI Convertible & Income Fund

May 31, 2021 (unaudited) (continued)

	Principal Amount (000s)	Value

Leisure—0.8%
Carnival Corp. (a)(c),
5.75%, 3/1/27	$760	$807,500
10.50%, 2/1/26	1,290	1,521,400
NCL Corp., Ltd.,
5.875%, 3/15/26 (a)(c)	3,010	3,137,925
Royal Caribbean Cruises Ltd.,
11.50%, 6/1/25 (a)(c)	1,450	1,678,375

		7,145,200

Leisure Time—0.2%
Royal Caribbean Cruises Ltd.,
5.50%, 4/1/28 (a)(c)	1,520	1,599,800

Lodging—1.0%
Boyd Gaming Corp. (a)(c),
4.75%, 6/15/31	740	747,622
8.625%, 6/1/25	1,360	1,496,000
Hilton Domestic Operating Co., Inc.,
4.00%, 5/1/31 (a)(c)(h)	1,085	1,094,212
MGM Resorts International,
4.75%, 10/15/28	1,480	1,561,400
6.75%, 5/1/25 (m)	685	734,347
Wynn Las Vegas LLC,
5.50%, 3/1/25 (a)(c)	3,225	3,438,656

		9,072,237

Machinery-Construction & Mining—0.2%
Terex Corp.,
5.00%, 5/15/29 (a)(c)	2,215	2,303,600

Media—2.0%
CCO Holdings LLC,
4.50%, 5/1/32	2,610	2,633,098
Clear Channel Worldwide Holdings, Inc.,
9.25%, 2/15/24	688	722,056
CSC Holdings LLC (a)(c),
5.00%, 11/15/31	750	744,008
5.75%, 1/15/30	685	715,003
7.50%, 4/1/28	2,230	2,441,850
DISH DBS Corp.,
7.375%, 7/1/28	3,025	3,240,531
Gray Television, Inc.,
4.75%, 10/15/30 (a)(c)	2,280	2,239,690
LiveStyle, Inc.,
9.625%, 2/1/19 (a)(c)(d)(e)(g)(l)	4,671	5
Meredith Corp.,
6.875%, 2/1/26 (m)	1,717	1,793,355
Nexstar Broadcasting, Inc.,
5.625%, 7/15/27 (a)(c)	2,120	2,241,900
Virgin Media Secured Finance PLC,
5.50%, 5/15/29 (a)(c)	1,495	1,597,781

		18,369,277

Metal Fabricate/Hardware—0.4%
Park-Ohio Industries, Inc.,
6.625%, 4/15/27	3,830	3,916,175

Mining—0.8%
FMG Resources August 206 Pty Ltd.,
4.375%, 4/1/31 (a)(c)(h)	1,520	1,588,096
Freeport-McMoRan, Inc.,
5.25%, 9/1/29 (h)	2,265	2,517,887
Hudbay Minerals, Inc.,
4.50%, 4/1/26 (a)(c)	1,495	1,483,578
Joseph T. Ryerson & Son, Inc.,
8.50%, 8/1/28 (a)(c)	1,358	1,501,948

		7,091,509

Oil, Gas & Consumable Fuels—2.5%
Antero Resources Corp. (a)(c),
5.375%, 3/1/30	750	752,861
7.625%, 2/1/29	1,455	1,600,500

	Principal Amount (000s)	Value

CITGO Petroleum Corp.,
6.375%, 6/15/26 (a)(c)(m)	$680	$697,000
CNX Resources Corp.,
7.25%, 3/14/27 (a)(c)(m)	2,430	2,613,222
Comstock Resources, Inc.,
6.75%, 3/1/29 (a)(c)	1,480	1,546,896
Continental Resources, Inc. (h),
4.375%, 1/15/28 (m)	905	981,925
5.75%, 1/15/31 (a)(c)	865	1,015,103
EQT Corp.,
8.50%, 2/1/30 (h)	1,275	1,657,500
Occidental Petroleum Corp. (h),
5.55%, 3/15/26	2,510	2,679,425
6.625%, 9/1/30	2,035	2,331,947
PBF Holding Co. LLC,
6.00%, 2/15/28	2,495	1,840,063
PDC Energy, Inc.,
5.75%, 5/15/26	2,150	2,244,063
Transocean, Inc.,
8.00%, 2/1/27 (a)(c)	570	431,815
USA Compression Partners L.P.,
6.875%, 9/1/27	2,285	2,398,564

		22,790,884

Paper & Forest Products—0.2%
Mercer International, Inc.,
5.125%, 2/1/29 (a)(c)	1,470	1,514,100

Personal Products—0.2%
Edgewell Personal Care Co.,
5.50%, 6/1/28 (a)(c)(h)	1,430	1,519,375

Pharmaceuticals—1.3%
AdaptHealth LLC,
4.625%, 8/1/29 (a)(c)	1,490	1,461,958
Bausch Health Americas, Inc.,
8.50%, 1/31/27 (a)(c)	2,585	2,769,181
Bausch Health Cos., Inc.,
7.25%, 5/30/29 (a)(c)	1,940	2,003,050
Horizon Therapeutics USA, Inc.,
5.50%, 8/1/27 (a)(c)	2,235	2,374,017
Jazz Securities DAC,
4.375%, 1/15/29 (a)(c)(h)	1,480	1,522,151
Organon Finance 1 LLC,
5.125%, 4/30/31 (a)(c)	1,455	1,493,019

		11,623,376

Pipelines—1.7%
Antero Midstream Partners LP,
5.375%, 6/15/29 (a)(c)	1,350	1,366,814
Crestwood Midstream Partners L.P.,
5.75%, 4/1/25	1,080	1,106,676
6.00%, 2/1/29 (a)(c)	1,130	1,169,550
DCP Midstream Operating L.P.,
5.125%, 5/15/29 (h)	1,665	1,794,704
EQM Midstream Partners L.P. (a)(c)(h),
4.75%, 1/15/31	755	759,719
6.50%, 7/1/27	1,415	1,555,297
NGL Energy Operating LLC,
7.50%, 2/1/26 (a)(c)	1,320	1,373,585
NGL Energy Partners L.P.,
7.50%, 4/15/26	1,120	988,131
NuStar Logistics L.P.,
6.375%, 10/1/30 (h)	1,445	1,582,275
Targa Resources Partners L.P.,
6.50%, 7/15/27	980	1,062,075
6.875%, 1/15/29	2,300	2,553,127

		15,311,953

Real Estate—0.2%
Kennedy-Wilson, Inc.,
5.00%, 3/1/31	2,190	2,239,790

Schedule of Investments

Virtus AllianzGI Convertible & Income Fund

May 31, 2021 (unaudited) (continued)

	Principal Amount (000s)	Value

Retail—0.2%
L Brands, Inc.,
6.625%, 10/1/30 (a)(c)	$1,945	$2,223,135

Semiconductors—0.4%
Amkor Technology, Inc.,
6.625%, 9/15/27 (a)(c)	3,750	4,042,500

Software—0.7%
Rackspace Technology Global, Inc.,
5.375%, 12/1/28 (a)(c)(m)	4,265	4,303,811
SS&C Technologies, Inc.,
5.50%, 9/30/27 (a)(c)	2,310	2,446,521

		6,750,332

Telecommunications—2.6%
Avaya, Inc.,
6.125%, 9/15/28 (a)(c)	2,040	2,164,950
Cincinnati Bell, Inc.,
7.00%, 7/15/24 (a)(c)	1,585	1,632,550
CommScope Technologies LLC,
6.00%, 6/15/25 (a)(c)	4,204	4,289,341
Hughes Satellite Systems Corp.,
6.625%, 8/1/26	1,460	1,618,775
LogMeIn, Inc.,
5.50%, 9/1/27 (a)(c)	1,590	1,637,573
Lumen Technologies, Inc. (a)(c),
4.50%, 1/15/29	1,480	1,431,900
5.125%, 12/15/26	1,595	1,652,320
Plantronics, Inc.,
4.75%, 3/1/29 (a)(c)(m)	1,560	1,486,337
Sprint Communications, Inc.,
11.50%, 11/15/21	3,370	3,528,390
Sprint Corp.,
7.625%, 3/1/26	2,415	2,934,225
T-Mobile USA, Inc.,
3.50%, 4/15/31	1,465	1,489,832

		23,866,193

Toys/Games/Hobbies—0.1%
Mattel, Inc.,
5.875%, 12/15/27 (a)(c)	795	872,513

Transportation—0.3%
Fortress Transportation and Infrastructure Investors LLC (a)(c),
5.50%, 5/1/28	750	778,489
9.75%, 8/1/27	1,500	1,730,625

		2,509,114

Total Corporate Bonds & Notes (Cost—$265,741,822)		273,635,808

	Shares

CONVERTIBLE PREFERRED STOCK—17.2%

Auto Components—1.0%
Aptiv PLC,
5.50%, 6/15/23, Ser. A	56,155	9,539,050

Banks—4.5%
Bank of America Corp.,
7.25%, Ser. L (f)	12,080	16,980,131
Wells Fargo & Co.,
7.50%, Ser. L (f)	16,980	24,701,486

		41,681,617

Chemicals—0.4%
International Flavors & Fragrances, Inc.,
6.00%, 9/15/21	66,540	3,329,662

	Shares	Value

Diversified Financial Services—0.4%
2020 Mandatory Exchangeable Trust,
6.50%, 5/16/23 (a)(c)	2,105	$3,566,712

Electric Utilities—2.6%
AES Corp.,
6.875%, 2/15/24	74,515	7,771,915
NextEra Energy, Inc.,
5.279%, 3/1/23	78,590	3,761,317
6.219%, 9/1/23	254,310	12,303,518

		23,836,750

Electronics—0.8%
Fortive Corp.,
5.00%, 7/1/21, Ser. A	7,425	7,407,774

Environmental Services—0.5%
GFL Environmental, Inc.,
6.00%, 3/15/23	54,980	4,152,639

Healthcare-Products—3.5%
Avantor, Inc.,
6.25%, 5/15/22, Ser. A	84,600	8,431,236
Boston Scientific Corp.,
5.50%, 6/1/23, Ser. A	71,510	8,145,704
Danaher Corp.,
4.75%, 4/15/22, Ser. A	8,695	15,103,215

		31,680,155

Media—0.4%
ViacomCBS, Inc.,
7.50%, 4/1/24, Ser. A (k)	47,965	3,491,372

Pharmaceuticals—0.3%
Elanco Animal Health, Inc.,
5.00%, 2/1/23	50,815	2,751,632

Semiconductors—2.1%
Broadcom, Inc.,
8.00%, 9/30/22, Ser. A	12,835	19,520,495

Telecommunications—0.7%
2020 Cash Mandatory Exchangeable Trust,
5.25%, 6/1/23 (a)(c)	5,345	6,590,278

Total Convertible Preferred Stock (Cost-$116,561,694)		157,548,136

PREFERRED STOCK (a)(e)(g)(k)(l)—0.9%

Media—0.9%
LiveStyle, Inc., Ser. A (cost—$339,949; purchased 2/3/16-10/31/16) (j)	3,554	549,484
LiveStyle, Inc., Ser. B (cost—$7,507,017; purchased 2/3/16-11/30/16) (i)(j)	76,572	7,657,200
LiveStyle, Inc., Ser. B	6,750	67

Total Preferred Stock (Cost—$14,596,967)		8,206,751

	Principal Amount (000s)

SENIOR LOANS (a)(b)—0.7%

Entertainment—0.2%
Music Technology Holdings, LLC, (3 mo. PIK + 8.000%), 8.000%, 12/16/22, Fixed PIK Term Loan (g)	$1,811	1,811,418

Schedule of Investments

Virtus AllianzGI Convertible & Income Fund

May 31, 2021 (unaudited) (continued)

	Principal Amount (000s)	Value

Healthcare-Products—0.2%
Avantor Funding, Inc., (1 mo. LIBOR + 2.250%), 3.250%, 11/8/27, 2020 Incremental Term Loan B4	$1,526	$1,529,991

Software—0.2%
Camelot U.S. Acquisition 1 Co., (1 mo. LIBOR + 3.000%), 3.093%, 10/30/26, Term Loan B	1,537	1,531,836

Specialty Retail—0.1%
Petco Health and Wellness Co., Inc., (3 mo. LIBOR + 3.250%), 4.000%, 3/3/28, 2021 Term Loan B	1,180	1,179,162

Total Senior Loans (Cost—$6,047,900)		6,052,407

	Shares

COMMON STOCK (k)—0.4%

Aerospace & Defense—0.0%
Erickson, Inc. (e)(g)	8,295	262,205

Banks—0.3%
CCF Holdings LLC, Class A (e)(g)	5,665,417	2,436,129
CCF Holdings LLC, Class B (e)(g)	21,429	9,215
CCF Holdings LLC, Class M (e)(g)(i)	879,959	378,382

		2,823,726

Media—0.0%
LiveStyle, Inc. (cost—$0; purchased 2/3/16-11/30/16) (a)(e)(g)(i)(j)(l)	90,407	1

Textiles, Apparel & Luxury Goods—0.1%
Iconix Brand Group, Inc.	155,736	351,963

Total Common Stock (Cost—$30,607,501)		3,437,895

	Units

WARRANTS (e)(g)(k)—0.0%

Advertising—0.0%
Affinion Group Holdings, Inc., exercise price $67.12, expires 4/1/24 (cost—$3,080,312; purchased 4/10/19) (j)	15,602	1

Banks—0.0%
CCF Holdings LLC, expires 3/25/26	1,455,681	334,807

Media—0.0%
LiveStyle, Inc., Ser. C, expires 11/30/21 (a)(l)	19,500	—	*

Total Warrants (Cost—$3,080,312)		334,808

	Principal Amount (000s)	Value

Repurchase Agreements—2.4%
State Street Bank and Trust Co., dated 5/28/21, 0.00%, due 6/1/21, proceeds $21,726,000; collateralized by U.S. Treasury Inflation Indexed Notes, 0.75%, due 7/15/28, valued at $22,160,635 including accrued interest (cost-$21,726,000)	$21,726	$21,726,000

Total Investments (Cost—$866,461,919)—100.0%		$917,096,338

Other assets and liabilities, net		(34,394,442)

Preferred Shares		(323,275,000)

Net Assets Applicable to Common Shareholders		$559,426,896

Abbreviations:

LIBOR—London Inter-Bank Offered Rate

PIK—Payment-in-Kind

REIT—Real Estate Investment Trust

Footnote Legend:

*	Actual amount rounds to less than $1.
(a)

Private Placement—Restricted as to resale and may not have a readily available market. Private placement securities may include Rule 144A securities. These securities have an aggregate value of $460,920,148, representing 50.3% of total investments.

(b)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on May 31, 2021.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, these securities amounted to a value $444,359,609 or 48.5% of total investments.

Schedule of Investments

Virtus AllianzGI Convertible & Income Fund

May 31, 2021 (unaudited) (continued)

(d)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(e)	Fair-Valued—Securities with an aggregate value of $11,627,496, representing 1.3% of total investments.
(f)	Perpetual maturity. The date shown, if any, is the next call date.
(g)	Level 3 security.
(h)	All or partial amount segregated for the benefit of the counterparty as collateral for Liquidity Facility.
(i)	Affiliated security.
(j)	Restricted. The aggregate cost of such securities is $10,927,278. The aggregate value is $8,206,686, representing 0.9% of total investments.
(k)	Non-income producing.
(l)

A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 0.9% of total investments.

(m)	All or a portion of this security is on loan pursuant to the Liquidity Facility. The aggregate value of securities on loan is $23,984,723.

1. Security Valuation

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

•	Level 1—quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2—prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the trading in the U.S. markets for investments such as ADRs, financial futures, Exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

The following is a summary of the inputs used to value the Fund’s net assets by each major security type. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Value at 5/31/21
Assets:
Convertible Bonds & Notes	—	$446,154,533	—	$446,154,533
Corporate Bonds & Notes	—	273,635,803	$5	273,635,808
Convertible Preferred Stock	$147,391,146	10,156,990	—	157,548,136
Preferred Stock	—	—	8,206,751	8,206,751
Senior Loans	—	4,240,989	1,811,418	6,052,407
Common Stock	351,963	—	3,085,932	3,437,895
Warrants	—	—	334,808	334,808
Repurchase Agreements	—	21,726,000	—	21,726,000

Total Investments	$147,743,109	$755,914,315	$13,438,914	$917,096,338

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the year ended May 31, 2021, was as follows:

	Beginning Balance at 2/28/21	Purchases		Sales		Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 5/31/21
Assets:
Corporate Bonds & Notes	$10,792,984	$—		$(28,351,743	)(1)	$10,672	$—	$17,548,092	$—	$—	$5
Preferred Stock	8,194,099	—		—		—	—	12,652	—	—	8,206,751
Senior Loans	1,775,900	35,518	(2)	—		—	—	—	—	—	1,811,418
Common Stock	212,693	23,066,001	(1)	—		—	—	(20,192,762)	—	—	3,085,932
Warrants	147,435	—	*(2)	—		—	—	187,373	—	—	334,808

Totals	$21,123,111	$23,101,519		$(28,351,743)		$10,672	$—	$(2,444,645)	$—	$—	$13,438,914

*	Actual amount rounds to less than $1.
(1)	Issued or removed via corporate action.
(2)	Payment-in-Kind

The table above may include Level 3 investments that are valued by brokers or independent pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at May 31, 2021:

	Ending Balance at 5/31/21	Valuation Technique Used	Unobservable Inputs	Input Values(Ranges)
Assets:
Preferred Stock:
	$8,206,751	Market and Company Comparables	EV Multiples	3.24x (0.28x - 12.73x)
			Illiquidity Discount	(30% - 85%)
Common Stock:
	$262,205	Market and Company Comparables	EV Multiples	1.28x (0.72x - 2.47x)
				12.41x (7.08x - 45.50x)
				0.98x (0.57x - 1.48x)
			M&A Transaction Multiples	0.86x (0.41x - 1.96x)
			Illiquidity Discount	40%
	$2,823,726	Market and Company Comparables	EV Multiples	1.35x (0.43x - 2.55x)
				6.26x (2.72x - 8.80x)
				0.58x (0.17x - 0.96x)
			Illiquidity Discount	20%
Warrants:
	$334,807	Market and Company Comparables	EV Multiples	1.35x (0.43x - 2.55x)
				6.26x (2.72x - 8.80x)
				0.58x (0.17x - 0.96x)
			Illiquidity Discount	20%
		Black-Scholes Model	Volatility	56%

The table above does not include Level 3 investments that are valued by brokers or independent pricing services.

The net change in unrealized appreciation/(depreciation) of Level 3 investments held at May 31, 2021 was $(19,992,730).